United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-5536
                      (Investment Company Act File Number)


                                 Hibernia Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)




                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                             Gail C. Jones, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 8/31/06
                                                 -------


                Date of Reporting Period: Quarter ended 11/30/05
                                          ----------------------







Item 1.     Schedule of Investments





Hibernia Capital Appreciation Fund
Portfolio of Investments
November 30, 2005 (unaudited)
    Shares or
    Principal
    Amount                                                                          Value


                          Common Stocks--96.0%
                          Commercial Services--2.8%
    40,000                McGraw-Hill Cos., Inc.                             $      2,122,000
    80,800                Moody's Corp.                                             4,860,120
                          Total                                                     6,982,120
                          Communications--3.1%
    109,119               AT&T, Inc.                                                2,718,149
    199,599               Sprint Nextel Corp.                                       4,997,959
                          Total                                                     7,716,108
                          Consumer Durables--1.1%
    50,000                Harley-Davidson, Inc.                                     2,693,000
                          Consumer Non-Durables--7.3%
    54,000                Altria Group, Inc.                                        3,930,660
    47,000        (1)      Coach, Inc.                                              1,618,210
    127,000               PepsiCo, Inc.                                             7,518,400
    55,000                Procter & Gamble Co.                                      3,145,450
    125,000               Tyson Foods, Inc., Class A                                2,103,750
                          Total                                                     18,316,470
                          Consumer Services--3.3%
    50,000                McDonald's Corp.                                          1,692,500
    319,000               Time Warner, Inc.                                         5,735,620
    38,700                Walt Disney Co.                                           964,791
                          Total                                                     8,392,911
                          Distribution Services--2.5%
    125,000               McKesson HBOC, Inc.                                       6,287,500
                          Electronic Technology--10.7%
    20,000                Amphenol Corp., Class A                                   835,400
    35,000        (1)      Apple Computer, Inc.                                     2,373,700
    224,720       (1)      Cisco Systems, Inc.                                      3,941,589
    107,900       (1)      Dell, Inc.                                               3,254,264
    201,432               Intel Corp.                                               5,374,206
    75,000        (1)      MEMC Electronic Materials, Inc.                          1,678,500
    139,200               National Semiconductor Corp.                              3,602,496
    80,000                Northrop Grumman Corp.                                    4,589,600
    30,000                Scientific-Atlanta, Inc.                                  1,269,600
                          Total                                                     26,919,355
                          Energy Minerals--7.5%
    9,800                 Anadarko Petroleum Corp.                                  887,978
    35,300                Apache Corp.                                              2,304,384
    40,000                Chevron Corp.                                             2,292,400
    109,000               ConocoPhillips                                            6,595,590
    114,500               Exxon Mobil Corp.                                         6,644,435
                          Total                                                     18,724,787
                          Finance--20.2%
    55,000                Allstate Corp.                                            3,085,500
    155,000               Bank of America Corp.                                     7,112,950
    60,000                Bear Stearns Cos., Inc.                                   6,659,400
    35,000                Citigroup, Inc.                                           1,699,250
    65,000                Golden West Financial Corp.                               4,211,350
    20,000                Goldman Sachs Group, Inc.                                 2,579,200
    52,000                J.P. Morgan Chase & Co.                                   1,989,000
    30,000                Lehman Brothers Holdings, Inc.                            3,780,000
    39,200                MetLife, Inc.                                             2,016,448
    40,000                Prudential Financial, Inc.                                3,096,000
    15,000                Simon Property Group, Inc.                                1,159,650
    206,100               UNUMProvident Corp.                                       4,534,200
    87,197                Wachovia Corp.                                            4,656,320
    100,000               Washington Mutual, Inc.                                   4,119,000
                          Total                                                     50,698,268
                          Health Services--2.2%
    60,000                Aetna, Inc.                                               5,549,400
                          Health Technology--8.0%
    48,800        (1)      Amgen, Inc.                                              3,949,384
    20,000        (1)      Barr Laboratories, Inc.                                  1,147,000
    76,700                Baxter International, Inc.                                2,982,863
    129,800               Johnson & Johnson                                         8,015,150
    100,000               Merck & Co., Inc.                                         2,940,000
    53,700                Pfizer, Inc.                                              1,138,440
                          Total                                                     20,172,837
                          Industrial Services--0.6%
    51,000        (1)      Shaw Group, Inc.                                         1,473,390
                          Non-Energy Minerals--1.9%
    35,000                Phelps Dodge Corp.                                        4,748,450
                          Process Industries--1.1%
    20,000                Monsanto Co.                                              1,465,400
    19,600                Sigma-Aldrich Corp.                                       1,294,384
                          Total                                                     2,759,784
                          Producer Manufacturing--6.9%
    58,400                3M Co.                                                    4,583,232
    35,000        (1)      Energizer Holdings, Inc.                                 1,844,850
    151,500               General Electric Co.                                      5,411,580
    26,550                Graco, Inc.                                               965,889
    29,400                PACCAR, Inc.                                              2,112,684
    30,200                Textron Inc.                                              2,382,780
                          Total                                                     17,301,015
                          Retail Trade--4.5%
    94,000                Home Depot, Inc.                                          3,927,320
    73,600                SUPERVALU, Inc.                                           2,408,192
    100,000               TJX Cos., Inc.                                            2,241,000
    50,100                Target Corp.                                              2,680,851
                          Total                                                     11,257,363
                          Technology Services--6.8%
    52,001        (1)      Autodesk, Inc.                                           2,169,482
    35,000        (1)      Cognizant Technology Solutions Corp.                     1,700,650
    35,000        (1)      Computer Sciences Corp.                                  1,758,050
    42,720                IBM Corp.                                                 3,797,808
    275,000               Microsoft Corp.                                           7,620,250
                          Total                                                     17,046,240
                          Transportation--2.0%
    15,000                Burlington Northern Santa Fe Corp.                        992,700
    40,000                FedEx Corp.                                               3,904,800
                          Total                                                     4,897,500
                          Utilities--3.5%
    85,000                American Electric Power Co., Inc.                         3,105,900
    75,000                Questar Corp.                                             5,592,000
                          Total                                                     8,697,900
                          Total Common Stocks
                          (identified cost $164,518,161)                            240,634,398
                          Government Agency--3.8%
                          Finance--3.8%
$   9,500,000             Federal National Mortgage Association, Discount
                          Bond, 12/1/2005
                          (IDENTIFIED COST $9,500,000)                              9,500,000
                          Total Investments -99.8%
                          (identified cost $174,018,161)(2)                         250,134,398
                          other assets and liabilities -net -0.2%                   437,898
                          total net assets -100%                             $      250,572,296

(1)           Non-income producing security.
(2) At November 30, 2005, the cost of investments for federal tax purposes amounts to $174,018,161. The net unrealized appreciation of investments for federal tax purposes was $76,116,237. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $77,895,412 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,779,175.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

Investment Valuation - Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.
Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.






Hibernia Cash Reserve Fund
Portfolio of Investments
November 30, 2005 (unaudited)

    Principal
    Amount                                                                                   Value
                          (1) Commercial Paper --44.7%
                              Agricultural Operations--1.6%
$   3,710,000                 Cargill Financial Services, 4.010%, 12/1/2005         $        3,710,000
                              Communications--2.6%
    6,000,000        (2)      BellSouth Corp., 3.980%, 12/1/2005                             6,000,000
                              Consumer Durables--2.1%
    5,000,000                 Toyota Motor Credit Corp., 3.920%, 12/9/2005                   4,995,644
                              Consumer Non-Durables--4.9%
    5,342,000                 Anheuser-Busch Cos., Inc., 3.970%, 12/1/2005                   5,342,000
    6,000,000                 Coca-Cola Enterprises, Inc., 4.020%, 12/2/2005                 5,999,330
                              TOTAL                                                          11,341,330
                              Energy Minerals--2.6%
    6,000,000                 Chevron Oil Finance Co., (Chevron Corp., GTD),
                              3.980%, 12/13/2005                                             5,992,040
                                 Finance--25.7%
    6,000,000                 American Express Co., 4.010%, 12/7/2005                        5,995,990
    6,000,000                 American General Investment Corp., (American
                              General Corp., GTD), 4.000%, 12/1/2005                         6,000,000
    5,463,000                 Beta Finance, Inc., 4.260% - 4.270%, 2/10/2006 -
                              2/14/2006                                                      5,414,631
    350,000                   CIESCO LP, 4.270%, 2/10/2006                                   347,052
    6,000,000                 CIT Group, Inc., 4.030% - 4.290%, 12/1/2005 -
                              2/13/2006                                                      5,995,591
    6,000,000                 CRC Funding LLC, 4.120%, 12/22/2005                            5,985,580
    6,000,000                 GOVCO, Inc., 3.760%, 12/12/2005                                5,993,107
    6,000,000                 HSBC Finance Corp., 4.140%, 1/3/2006                           5,977,230
    6,000,000                 Paccar Financial Corp., 4.040%, 12/16/2005                     5,989,900
    6,000,000                 Prudential Funding Corp., 3.780%, 12/1/2005                    6,000,000
    6,000,000                 Wells Fargo & Co., 3.970%, 12/5/2005                           5,997,353
                              TOTAL                                                          59,696,434
                               Retail Trade--5.2%
    6,000,000                 Seven Eleven, Inc., 4.010%, 12/2/2005                          5,999,332
    6,000,000                 Wal-Mart Stores, Inc., 3.990%, 12/5/2005                       5,997,340
                              TOTAL                                                          11,996,672
                              Total Commercial Paper                                         103,732,120
                         (3) Government Agencies --56.6%
                                 Finance--48.0%
    15,000,000                Federal Home Loan Bank System, 3.980%, 12/14/2005              14,978,442
    2,000,000                 Federal Home Loan Bank System, 4.390%, 11/14/2006              1,999,824
    10,000,000                Federal Home Loan Mortgage Corp., 4.030%,
                              12/20/2005                                                     9,978,730
    5,000,000                 Federal National Mortgage Association, 2.000%,
                              1/15/2006                                                      4,985,466
    35,600,000                Federal National Mortgage Association, 3.900%,
                              12/1/2005                                                      35,600,000
    34,000,000                Federal National Mortgage Association, 3.910%,
                              12/5/2005                                                      33,986,967
    10,000,000                Federal National Mortgage Association, 4.000%,
                              8/8/2006                                                       10,000,000
                              TOTAL                                                          111,529,429
                                Unassigned--8.6%
    20,000,000                Federal Farm Credit System, 3.910%, 12/6/2005                  19,989,139
                              Total Government Agencies                                      131,518,568
                                Mutual Fund--0.4%
    1,000,000                 Fidelity Institutional Cash Treasury Money Market
                              Fund                                                           1,000,000
                              Total Investments --- 101.7%
                              (AT AMORTIZED COST)(4)                                         236,250,688
                              other assets and liabilities --- net --- (1.7)%                (4,018,107)
                              Total net assets --- 100%                             $        232,232,581

(1)        Rate shown represents yield to maturity.
(2) Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's
           Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
           At November 30, 2005, these securities amounted to $6,000,000 which represents 2.6% of total market value.
(3) These issues show the rate of discount at time of purchase. (4) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

The following acronyms are used throughout this portfolio:
GTD         --Guaranteed

Investment Valuation: The Fund uses the amortized cost method to value portfolio securities in accordance with Rule 2a-7, under the Act.

















Hibernia Louisiana Municipal Income Fund
Portfolio of Investments
November 30, 2005 (unaudited)

      Principal
      Amount or
      Shares                                                                 Value
                    (1)      Municipal bonds--91.2%
                                   Guam--1.5%
$     1,020,000              Guam Airport Authority, Revenue Bonds
                             (Series A), 5.25% (MBIA Insurance
                             Corp. INS), 10/1/2014                      $    1,109,638
                             Louisiana--84.3%
      500,000                Bossier City, LA, Revenue Refunding
                             Bonds, 5.20% (FGIC INS)/(Original
                             Issue Yield: 5.35%), 11/1/2014                  515,030
      1,000,000              Calcasieu Parish, LA, IDB, Sales Tax,
                             5.50% (AMBAC INS), 11/1/2019                    1,040,410
      1,000,000              East Baton Rouge Parish, LA, LT GO,
                             4.25% (FSA INS)/(Original Issue Yield:
                             4.39%), 5/1/2018                                987,150
      2,475,000              East Baton Rouge Parish, LA, Refunding
                             Revenue Bonds (Series ST), 8.00% (FGIC
                             INS), 2/1/2006                                  2,493,859
      705,000                East Baton Rouge Parish, LA, Refunding
                             Revenue Bonds (Series ST-B), 4.00%
                             (AMBAC INS), 2/1/2008                           713,277
      750,000                East Baton Rouge Parish, LA, Refunding
                             Revenue Bonds, 5.00% (FGIC
                             INS)/(Original Issue Yield: 4.72%),
                             2/1/2013                                        782,550
      1,500,000              East Baton Rouge Parish, LA, Refunding
                             Revenue Bonds, 5.40% (FGIC
                             INS)/(Original Issue Yield: 5.85%),
                             2/1/2018                                        1,527,975
      190,000                East Baton Rouge, LA, Mortgage Finance
                             Authority, SFM Purchasing Revenue
                             Bonds (Series B), 5.40% (FNMA COL),
                             10/1/2025                                       190,087
      15,000                 East Baton Rouge, LA, Mortgage Finance
                             Authority, SFM Refunding Revenue Bonds
                             (Series C), 7.00% (FNMA /GNMA INS),
                             4/1/2032                                        15,018
      270,000                Ernest N. Morial-New Orleans, LA,
                             Exhibit Hall Authority, (Series C),
                             5.50% (MBIA Insurance Corp.
                             INS)/(Original Issue Yield: 5.58%),
                             7/15/2018                                       274,331
      200,000                Ernest N. Morial-New Orleans, LA,
                             Exhibit Hall Authority, Special Tax,
                             5.60% (MBIA Insurance Corp.
                             INS)/(Original Issue Yield: 5.65%),
                             7/15/2025                                       203,352
      125,000                Ernest N. Morial-New Orleans, LA,
                             Exhibit Hall Authority, Special Tax,
                             5.60% (MBIA Insurance Corp.
                             INS)/(Original Issue Yield: 5.65%),
                             7/15/2025                                       128,074
      1,300,000              Harahan, LA, Refunding Bonds, 6.10%
                             (Radian Asset Assurance INS), 6/1/2024          1,405,482
      1,165,000              Jefferson Parish, LA, Home Mortgage
                             Authority, Refunding Revenue Bonds
                             (Series A), 6.15% (FNMA and GNMA
                             COLs), 6/1/2028                                 1,189,908
      500,000                Jefferson Parish, LA, Home Mortgage
                             Authority, Revenue Bonds, 5.85% (FNMA
                             and GNMA COLs), 12/1/2028                       527,705
      700,000                Jefferson Parish, LA, School Board, GO
                             UT Bonds, 5.10% accrual (FSA
                             INS)/(Original Issue Yield: 5.10%),
                             3/1/2010                                        584,948
      1,340,000              Jefferson Parish, LA, School Board,
                             Revenue Bonds, 3.75% (AMBAC INS),
                             2/1/2010                                        1,339,022
      680,000                Jefferson, LA, Sales Tax District
                             Special Sales Tax Revenue, (Series B),
                             5.75% (AMBAC INS)/(Original Issue
                             Yield: 5.20%), 12/1/2014                        750,659
      1,745,000              Jefferson, LA, Sales Tax District
                             Special Sales Tax Revenue, Revenue
                             Bonds - Public Improvements, 4.00%
                             (AMBAC INS), 12/1/2007                          1,761,333
      500,000                Lafayette Parish, LA, School Board,
                             Refunding Revenue Bonds, 4.50% (FGIC
                             INS)/(Original Issue Yield: 4.85%),
                             4/1/2013                                        511,760
      1,500,000              Lafayette, LA, Public Improvement
                             Sales Tax, (Series A), 5.625% (FGIC
                             INS)/(Original Issue Yield: 5.69%),
                             3/1/2025                                        1,617,465
      1,305,000              Lafayette, LA, Public Power Authority,
                             (Series A), 5.00% (AMBAC
                             INS)/(Original Issue Yield: 2.47%),
                             11/1/2008                                       1,351,027
      220,000                Louisiana HFA, SFM Revenue Bonds
                             (Series 2005A), 3.85% (GNMA
                             Collateralized Home Mortgage Program
                             COL), 12/1/2012                                 219,518
      150,000                Louisiana HFA, SFM Revenue Bonds
                             (Series 2005A), 3.95% (GNMA
                             Collateralized Home Mortgage Program
                             COL), 12/1/2013                                 149,125
      135,000                Louisiana HFA, SFM Revenue Bonds
                             (Series 2005A), 4.05% (GNMA
                             Collateralized Home Mortgage Program
                             COL), 12/1/2014                                 134,024
      310,000                Louisiana HFA, SFM Revenue Bonds
                             (Series 2005A), 4.30% (GNMA
                             Collateralized Home Mortgage Program
                             COL), 12/1/2017                                 307,132
      1,000,000              Louisiana Local Government
                             Environmental Facilities Community
                             Development Authority, (Series A)
                             Revenue Bonds, 5.20% (AMBAC INS)/
                             (Original Issue Yield: 5.30%), 6/1/2031         1,035,020
      1,835,000              Louisiana Local Government
                             Environmental Facilities Community
                             Development Authority, 5.50% (MBIA
                             Insurance Corp. INS), 12/1/2012                 2,014,591
      1,500,000              Louisiana Local Government
                             Environmental Facilities Community
                             Development Authority, Refunding
                             Revenue Bonds, 5.00% (MBIA Insurance
                             Corp. INS), 12/1/2032 1,530,630
      215,000                Louisiana PFA, Hospital Refunding
                             Revenue Bonds, 5.00% (Louisiana Health
                             System Corporate Project)/(FSA
                             INS)/(Original Issue Yield: 5.10%),
                             10/1/2013                                       225,931
      1,045,000              Louisiana PFA, (Series A) Refunding
                             Revenue Bonds, 5.125% (Tulane
                             University, LA)/(AMBAC INS)/(Original
                             Issue Yield: 5.25%), 7/1/2027                   1,072,180
      750,000                Louisiana PFA, 4.50%, 10/15/2010                751,755
      1,500,000              Louisiana PFA, FHA INS Mortgage
                             Revenue Bonds, 5.25% (Baton Rouge
                             General Medical Center), 7/1/2033               1,552,320
      1,000,000              Louisiana PFA, Refunding Revenue Bonds
                             (Series A), 5.00% (Tulane University,
                             LA)/(AMBAC INS)/(Original Issue Yield:
                             5.15%), 7/1/2022                                1,025,040
      1,000,000              Louisiana PFA, Revenue Bonds, 5.00%
                             (FSA INS)/(Original Issue Yield:
                             5.38%), 8/1/2017                                1,049,960
      500,000                Louisiana PFA, Revenue Bonds, 5.10%
                             (Tulane University, LA)/(MBIA
                             Insurance Corp. INS)/(Original Issue
                             Yield: 5.27%), 11/15/2021                       511,540
      1,890,000              Louisiana PFA, Refunding Revenue Bonds
                             (Series A), 6.75% (Bethany Home
                             Project)/(FHA GTD), 8/1/2025                    1,891,777
      1,000,000              Louisiana PFA, Refunding Revenue
                             Bonds, 5.45% (AMBAC INS)/(Original
                             Issue Yield: 5.45%), 2/1/2013                   1,029,300
      1,500,000              Louisiana Stadium and Expo District,
                             Revenue Bonds, 5.75% (FGIC
                             INS)/(Original Issue Yield: 5.85%),
                             7/1/2026                                        1,551,570
      1,000,000              Louisiana State Office Facilities,
                             Refunding Revenue Bonds, 4.70% (MBIA
                             Insurance Corp. INS)/(Original Issue
                             Yield: 4.79%), 11/1/2022                        1,009,120
      1,000,000              Louisiana State Office Facilities,
                             Refunding Revenue Bonds, 4.75% (MBIA
                             Insurance Corp. INS)/(Original Issue
                             Yield: 4.88%), 11/1/2023                        1,010,160
      750,000                Louisiana State University and
                             Agricultural and Mechanical College,
                             Refunding Revenue Bonds (Auxiliary
                             Series A), 4.00% (AMBAC INS), 7/1/2012          757,995
      1,250,000              Louisiana State University and
                             Agricultural and Mechanical College,
                             University & College Improvement
                             Refunding Revenue Bonds, 5.00%
                             (University of New Orleans
                             Project)/(AMBAC INS), 10/1/2030                 1,266,250
      1,500,000              Louisiana State, (Series A), 5.00%
                             (FGIC INS)/(Original Issue Yield:
                             5.23%), 11/15/2015                              1,599,825
      1,000,000              Louisiana State, GO UT Bonds (Series
                             B), 5.00% (FSA INS)/(Original Issue
                             Yield: 5.17%), 4/15/2018                        1,046,640
      1,380,000              Natchitoches Parish, LA, School
                             District No. 9, GO UT Refunding Bonds,
                             3.85%, 3/1/2016                                 1,320,149
      250,000                New Orleans, LA, Aviation Board,
                             Refunding Revenue Bonds, 6.00% (FSA
                             INS)/(Original Issue Yield: 6.16%),
                             9/1/2019                                        251,572
      975,000                New Orleans, LA, Home Mortgage
                             Authority, Special Obligation Revenue
                             Bonds, 6.25% (United States
                             Treasury/REFCO STRIPS COL)/(Original
                             Issue Yield: 6.518%), 1/15/2011                 1,078,594
      1,455,000              New Orleans, LA, LT GO, 3.00% (MBIA
                             Insurance Corp. INS), 3/1/2007                  1,444,437
      1,145,000              Orleans, LA Levee District, Refunding
                             Revenue Bonds (Series A), 5.95% (FSA
                             INS)/(Original Issue Yield: 6.039%),
                             11/1/2014                                       1,180,816
      790,000                Ouachita Parish, LA, East Ouachita
                             Parish School District, GO UT, 5.75%
                             (FGIC INS)/(Original Issue Yield:
                             5.78%), 3/1/2020                                860,018
      780,000                Ouachita Parish, LA, East Ouachita
                             Parish School District, GO UT, 5.75%
                             (FGIC INS)/(Original Issue Yield:
                             5.81%), 3/1/2021                                849,131
      1,020,000              Ouachita Parish, LA, East Ouachita
                             Parish School District, GO UT, 5.75%
                             (FGIC INS)/(Original Issue Yield:
                             5.85%), 3/1/2024                                1,110,403
      80,000                 Ouachita Parish, LA, East Ouachita
                             Parish School District, GO UT
                             Refunding Bonds, 3.00% (MBIA Insurance
                             Corp. INS), 3/1/2006 79,932
      85,000                 Ouachita Parish, LA, East Ouachita
                             Parish School District, GO UT
                             Refunding Bonds, 3.00% (MBIA Insurance
                             Corp. INS), 3/1/2007 84,516
      85,000                 Ouachita Parish, LA, East Ouachita
                             Parish School District, GO UT
                             Refunding Bonds, 3.25% (MBIA Insurance
                             Corp. INS), 3/1/2008 84,471
      90,000                 Ouachita Parish, LA, East Ouachita
                             Parish School District, GO UT
                             Refunding Bonds, 3.25% (MBIA Insurance
                             Corp. INS), 3/1/2009 89,005
      575,000                Ouachita Parish, LA, East Ouachita
                             Parish School District, GO UT
                             Refunding Bonds, 4.00% (MBIA Insurance
                             Corp. INS), 3/1/2011 581,906
      705,000                Ouachita Parish, LA, East Ouachita
                             Parish School District, GO UT
                             Refunding Bonds, 4.00% (MBIA Insurance
                             Corp. INS)/(Original Issue Yield:
                             4.06%), 3/1/2015                                697,337
      535,000                Ouachita Parish, LA, East Ouachita
                             Parish School District, GO UT
                             Refunding Bonds, 4.00% (MBIA Insurance
                             Corp. INS)/(Original Issue Yield:
                             4.15%), 3/1/2016                                524,605
      95,000                 Ouachita Parish, LA, East Ouachita
                             Parish School District, GO UT, 3.50%
                             (MBIA Insurance Corp. INS), 3/1/2010            94,358
      2,500,000              Rapides Parish, LA, Industrial
                             Development, Refunding Revenue Bonds,
                             5.875% (AMBAC INS)/(Original Issue
                             Yield: 5.95%), 9/1/2029                         2,725,850
      1,000,000              Shreveport, LA, GO UT  Public
                             Improvement Bonds, 5.00% (FGIC INS),
                             3/1/2017                                        1,048,570
      870,000                Shreveport, LA, GO UT (Series A),
                             4.00% (Original Issue Yield: 4.03%),
                             11/1/2012                                       875,585
      750,000                Shreveport, LA, Revenue Bonds (Series
                             A), 5.375% (FSA INS), 1/1/2028                  766,440
      500,000                Shreveport, LA, Revenue Bonds (Series
                             B), 5.375% (FSA INS), 1/1/2024                  511,795
      815,000                Shreveport, LA, Water & Sewer, (Series
                             C), 4.00% (FGIC INS)/(Original Issue
                             Yield: 3.80%), 6/1/2014                         811,398
      1,000,000              St. Charles Parish, LA, Public
                             Improvement, 3.50% (AMBAC INS),
                             12/1/2008                                       997,680
      500,000                St. Tammany Parish, LA, Wide School
                             District No. 12, GO UT Bonds, 5.375%
                             (FSA INS), 3/1/2013                             502,750
                             Total                                           61,223,143
                             Missouri--2.4%
      1,840,000              Wentzville, MO, School District No. R
                             04, GO UT (Series PG-A), 4.00% (XL
                             Capital Assurance Inc. INS), 3/1/2020           1,756,004
                             North Carolina--3.0%
      2,250,000              Johnston County, NC, GO UT, 4.00%
                             (FGIC INS), 2/1/2021                            2,150,325
                             Total Municipal bonds
                             (identified cost $64,847,546)                   66,239,110
                             Government Agency--4.1%
                             Federal National Mortgage
                             Association--4.1%
      3,000,000              FNMA, Discount Note, 3.94%, 12/2/2005
                             (IDENTIFIED COST $2,999,754)                    2,999,754
                             Mutual Fund--4.1%
      2,984,718     (2)      Tax-Free Obligations Fund, IS Shares
                             (AT NET ASSET VALUE)                            2,984,718
                             Total Investments -99.4%
                             (identified cost $70,832,018)(3)                72,223,582
                             other assets and liabilities -net -0.6%         393,080
                             total net assets -100%                     $    72,616,662


(1) Securities that are subject to the federal alternative minimum tax (AMT) represent 4.1% of the Fund's portfolio calculated based upon total portfolio market value.
(2) Represents an investment involving a related party to the Fund. Certain of the Officers of the Hibernia Funds are also Officers of this security.
(3) At November 30, 2005, the cost of investments for federal tax purposes was $70,832,018. The net unrealized appreciation of investments for federal tax purposes was $1,391,564. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,835,772 and net unrealized depreciation from investments for those securities having an excess of cost over value of $444,208.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

Investment Valuation: Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.
Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
COL         --Collateralized
FGIC        --Financial Guaranty Insurance Company
FHA         --Federal Housing Administration
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GO          --General Obligation
GTD         --Guaranteed
HFA         --Housing Finance Authority
IDB         --Industrial Development Bond
INS         --Insured
LT          --Limited Tax
PFA         --Public Facilities Authority
SFM         --Single Family Mortgage
STRIPS      --Separate Trading of Registered Interest & Principal of
            Securities
UT          --Unlimited Tax





















Hibernia Mid-Cap Equity Fund
Portfolio of Investments
November 30, 2005 (unaudited)

   Shares or
   Principal
   Amount                                                                  Value
                     Common Stocks--97.9%
                     Commercial Services--7.7%
   27,700            Banta Corp.                                        $  1,398,850
   48,100            Brinks Co. (The)                                      2,220,296
   73,100     (1)    Copart, Inc.                                          1,840,658
   14,390     (1)    Dun & Bradstreet Corp.                                935,350
   42,100            Ikon Office Solutions, Inc.                           423,526
   58,900     (1)    Interactive Data Corp.                                1,304,046
   46,200            SEI Investments Co.                                   1,887,270
                     TOTAL                                                 10,009,996
                     Communications--0.4%
   6,180             CenturyTel, Inc.                                      204,558
   7,920             Telephone and Data System, Inc.                       289,476
                     TOTAL                                                 494,034
                     Consumer Durables--4.8%
   149,510    (1)    Activision, Inc.                                      1,989,978
   12,000            Centex Corp.                                          862,200
   22,333            D. R. Horton, Inc.                                    791,482
   12,380            Lennar Corp., Class A                                 714,078
   37,600            Polaris Industries, Inc., Class A                     1,858,944
                     TOTAL                                                 6,216,682
                     Consumer Non-Durables--4.7%
   36,100            American Greetings Corp., Class A                     945,820
   23,950            Blyth Industries, Inc.                                474,210
   32,200     (1)    Coach, Inc.                                           1,108,646
   32,200     (1)    Constellation Brands, Inc., Class A                   760,564
   30,900            Hormel Foods Corp.                                    1,013,520
   62,300            PepsiAmericas, Inc.                                   1,424,178
   19,860            Tyson Foods, Inc., Class A                            334,244
                     TOTAL                                                 6,061,182
                     Consumer Services--2.2%
   8,200             Choice Hotels International, Inc.                     297,086
   39,980            Gtech Holdings Corp.                                  1,223,388
   22,960     (1)    Pixar, Inc.                                           1,272,902
                     TOTAL                                                 2,793,376
                     Distribution Services--1.4%
   17,260     (1)    Avnet, Inc.                                           388,350
   6,480             CDW Corp.                                             380,052
   53,700     (1)    Ingram Micro, Inc., Class A                           1,008,486
                     TOTAL                                                 1,776,888
                     Electronic Technology--7.8%
   16,900     (1)    Altera Corp.                                          308,594
   78,800     (1)    Cree, Inc.                                            2,114,204
   20,000     (1)    F5 Networks, Inc.                                     1,056,600
   27,060            Harris Corp.                                          1,206,335
   20,000            Imation Corp.                                         879,200
   33,660     (1)    Jabil Circuit, Inc.                                   1,114,819
   33,180     (1)    MEMC Electronic Materials                             742,568
   20,280            Microchip Technology, Inc.                            676,541
   22,900            Plantronics, Inc.                                     632,498
   15,200            Precision Castparts Corp.                             775,048
   9,800      (1)    Sequa Corp., Class A                                  619,360
                     TOTAL                                                 10,125,767
                     Energy Minerals--3.1%
   41,000     (1)    Newfield Exploration Co.                              1,896,660
   21,500            Valero Energy Corp.                                   2,068,300
                     TOTAL                                                 3,964,960
                     Finance--17.8%
   15,400            AmerUs Group Co.                                      904,442
   58,400            American Capital Strategies Ltd.                      2,240,224
   18,123            Amsouth Bancorporation                                481,891
   48,300            Astoria Financial Corp.                               1,365,924
   32,200            Bank of Hawaii Corp.                                  1,661,842
   20,000            CBL & Associates Properties, Inc.                     805,000
   9,080             City National Corp.                                   663,112
   13,910            Downey Financial Corp.                                899,977
   15,400            Edwards(AG), Inc.                                     678,678
   9,750             Everest Re Group Ltd.                                 1,024,920
   28,998            Fidelity National Financial, Inc.                     1,096,704
   5,074             Fidelity National Title Group, Inc., Class A          115,687
   35,500            First American Financial Corp.                        1,670,275
   151,500           HRPT Properties Trust                                 1,657,410
   43,000            Hospitality Properties Trust                          1,771,170
   41,100            IndyMac Bancorp, Inc.                                 1,573,308
   23,700            Ohio Casualty Corp.                                   701,520
   23,380            PMI Group, Inc.                                       949,228
   18,930            Radian Group, Inc.                                    1,070,681
   5,100             Reinsurance Group of America                          241,128
   24,000            Ryder Systems, Inc.                                   1,018,320
   19,500            TCF Financial Corp.                                   535,470
                     TOTAL                                                 23,126,911
                     Health Services--5.8%
   56,900     (1)    Humana, Inc.                                          2,607,727
   21,600     (1)    PacifiCare Health Systems, Inc.                       1,858,464
   15,600     (1)    Triad Hospitals, Inc.                                 665,496
   10,040            Universal Health Services, Inc., Class B              481,117
   24,000     (1)    WellChoice, Inc.                                      1,858,800
                     TOTAL                                                 7,471,604
                     Health Technology--6.8%
   31,800            Applera Corp.                                         877,044
   8,200      (1)    Barr Laboratories, Inc.                               470,270
   16,100     (1)    Charles River Laboratories International, Inc.        733,516
   9,860             Hillenbrand Industries, Inc.                          479,196
   10,000     (1)    Intuitive Surgical, Inc.                              1,117,200
   19,200     (1)    Invitrogen Corp.                                      1,279,680
   19,720            Mylan Laboratories, Inc.                              411,951
   48,100            Perrigo Co.                                           697,450
   25,000     (1)    Respironics, Inc.                                     967,000
   9,300      (1)    Techne Corp.                                          513,918
   25,300     (1)    Varian Medical Systems, Inc.                          1,285,746
                     TOTAL                                                 8,832,971
                     Industrial Services--2.4%
   36,100            BJ Services Co.                                       1,323,065
   10,410            Granite Construction, Inc.                            386,419
   24,230            Helmerich & Payne, Inc.                               1,405,825
                     TOTAL                                                 3,115,309
                     Non-Energy Minerals--4.4%
   23,100            Florida Rock Industries, Inc.                         1,151,997
   27,600            Lafarge North America, Inc.                           1,518,000
   58,000            Louisiana-Pacific Corp.                               1,564,260
   22,800            Nucor Corp.                                           1,529,424
                     TOTAL                                                 5,763,681
                     Process Industries--2.9%
   15,600            Cabot Corp.                                           546,780
   42,000            Lubrizol Corp.                                        1,772,820
   20,500            Monsanto Co.                                          1,502,035
                     TOTAL                                                 3,821,635
                     Producer Manufacturing--4.4%
   31,960            AMETEK, Inc.                                          1,361,816
   21,400            Cummins, Inc.                                         1,904,600
   9,270      (1)    Energizer Holdings, Inc.                              488,622
   9,800             HNI Corp.                                             493,920
   9,860             Johnson Controls, Inc.                                684,777
   33,000     (1)    TRW Automotive Holdings Corp.                         831,600
                     TOTAL                                                 5,765,335
                     Retail Trade--7.8%
   33,410            Abercrombie & Fitch Co., Class A                      2,048,701
   65,000     (1)    Cabela's, Inc., Class A                               1,131,000
   61,600            Circuit City Stores, Inc.                             1,289,288
   72,100            Claire's Stores, Inc.                                 2,057,013
   40,600     (1)    Men's Wearhouse, Inc.                                 1,189,580
   32,200     (1)    Pacific Sunwear of California                         852,012
   42,390            Ross Stores, Inc.                                     1,165,725
   17,670            Ruddick Corp.                                         357,111
                     TOTAL                                                 10,090,430
                     Technology Services--2.5%
   10,040     (1)    Affiliated Computer Services, Inc., Class A           560,031
   19,900     (1)    Autodesk, Inc.                                        830,228
   20,000            Fair Isaac & Co., Inc.                                916,400
   18,160     (1)    Intuit, Inc.                                          972,831
                     TOTAL                                                 3,279,490
                     Transportation--3.5%
   9,080             CNF Transportation, Inc.                              517,560
   59,200            OMI Corp.                                             1,148,480
   15,400            Overseas Shipholding Group, Inc.                      784,784
   47,300            Tidewater, Inc.                                       2,137,960
                     TOTAL                                                 4,588,784
                     Utilities--7.5%
   49,300            Energen Corp.                                         1,809,310
   29,200            Equitable Resources, Inc.                             1,091,788
   56,900            MDU Resources Group, Inc.                             1,868,027
   51,400            National Fuel Gas Co.                                 1,657,650
   19,575            PNM Resources, Inc.                                   508,363
   25,080            Questar Corp.                                         1,869,965
   40,000            UGI Corp.                                             880,000
                     TOTAL                                                 9,685,103
                      TOTAL COMMON STOCKS (IDENTIFIED COST
                     $95,545,314) 126,984,138 Government AgencY--2.0%
                     Finance--2.0%
$  2,600,000  (2)    Federal National Mortgage Association Discount
                     Notes, 3.900%, 12/1/2005
                     (at amortized cost)                                   2,599,718
                     TOTAL INVESTMENTS--99.9%
                     (IDENTIFIED COST $98,145,032)(3)                      129,583,856
                     OTHER ASSETS AND LIABILITIES--NET--0.1%                 130,979
                     Total Net assets--100%                              $  129,714,835

(1)    Non-income producing security. (2) Discount rate at time of purchase.
(3) At November 30, 2005, the cost of investments for federal tax purposes was $98,145,032. The net unrealized appreciation of investments for federal tax purposes was $31,438,824. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $32,970,932 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,532,108.

Investment Valuation - Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.
Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.




























Hibernia Total Return Bond Fund
Portfolio of Investments
November 30, 2005 (unaudited)

   Principal
   Amount
   or Shares                                                                    Value
                             Corporate Bonds--28.6%
                              Communications--3.9%
$  2,000,000              Verizon Communications, Sr. Note, 6.50%,
                          9/15/2011                                          $  2,043,580
                             Consumer Durables--6.4%
   2,000,000              DaimlerChrysler North America Holding Corp.,
                          6.50%, 11/15/2013                                     2,081,040
   1,500,000              Ford Motor Co., Note, 7.25%, 10/1/2008                1,290,000
                          TOTAL                                                 3,371,040
                              Energy Minerals--2.0%
   1,000,000              ConocoPhillips, Company Guarantee, 5.90%,
                          10/15/2032                                            1,072,010
                          Finance--14.4%
   2,000,000              Boston Properties LP, Sr. Note, 6.25%, 1/15/2013      2,096,480
   1,000,000              Goldman Sachs Group, Inc., 6.125%, 2/15/2033          1,026,570
   1,500,000              International Lease Finance Corp., Sr. Note,
                          5.00%, 4/15/2010                                      1,492,995
   1,500,000              MBNA America Bank, N.A., Bank Note, 5.375%,
                          1/15/2008                                             1,514,760
   1,500,000              Washington Mutual Bank, 5.125%, 1/15/2015             1,457,820
                          TOTAL                                                 7,588,625
                             Health Technology--1.9%
   1,000,000              Wyeth, Unsecd. Note, 5.50%, 2/1/2014                  1,004,340
                              Total Corporate Bonds
                          (IDENTIFIED COST $15,461,657)                         15,079,595
                           Government Agencies--15.8%
                          Federal Home Loan Bank System--2.5%
   550,000                7.01%, 6/14/2006                                      557,299
   750,000                Bond, 3.57%, 2/15/2007                                739,958
                          TOTAL                                                 1,297,257
                          Federal Home Loan Mortgage Corporation--1.8%
   1,000,000              Unsecd. Note, Series MTN, 4.30%, 12/28/2009           977,170
                          Federal National Mortgage Association--11.5%
   1,000,000              Note, 4.00%, 8/8/2008                                 980,150
   1,500,000              Note, 5.625%, 4/6/2015                                1,485,405
   1,500,000              Note, 6.00%, 12/15/2005                               1,501,020
   1,000,000              Unsecd. Note, 3.60%, 12/21/2007                       977,930
   1,000,000              Unsecd. Note, 7.125%, 6/15/2010                       1,095,430
                          TOTAL                                                 6,039,935
                            Total Government Agencies
                          (IDENTIFIED COST $8,314,037)                          8,314,362
                          Mortgage Backed Securities--38.6%
                          (2) Federal Home Loan Mortgage Corporation 15
                          Year--3.8%
   676,584                Pool E98632, 5.00%, 8/1/2018                          667,112
   1,382,160              Pool G11536, 4.50%, 4/1/2014                          1,343,376
                          TOTAL                                                 2,010,488
                          (2) Federal Home Loan Mortgage Corporation 30
                          Year--4.5%
   1,367,046              Pool G08003, 6.00%, 7/1/2034                          1,377,299
   1,000,000              Pool TBA, 6.50%, 12/1/2033                            1,023,440
                          TOTAL                                                 2,400,739
                          Federal National Mortgage Association 15
                          Year--5.2%
   1,000,000              Pool TBA, 5.00%, 12/1/2018                            984,690
   1,000,000              Pool TBA, 5.50%, 12/1/2020                            1,004,060
   732,000                Pool TBA, 6.00%, 12/1/2017                            747,672
                          TOTAL                                                 2,736,422
                          (2) Federal National Mortgage Association 20
                          Year--1.5%
   795,355                Pool 254739, 6.00%, 4/1/2023                          804,303
                          (2) Federal National Mortgage Association 30
                          Year--18.3%
   1,439,509              Pool 725946, 5.50%, 11/1/2034                         1,417,730
   2,191                  Pool 76204, 11.00%, 6/1/2019                          2,336
   1,488,867              Pool 797659, 5.00%, 9/1/2035                          1,431,724
   2,469,464              Pool 817423, 5.50%, 8/1/2035                          2,432,101
   481,034                Pool 825461, 6.00%, 6/1/2035                          484,040
   989,537                Pool 830762, 5.00%, 8/1/2035                          951,559
   992,305                Pool 830766, 5.00%, 8/1/2035                          954,220
   991,571                Pool 832443, 5.00%, 9/1/2035                          953,515
   2,949                  Pool 85131, 11.00%, 5/1/2017                          3,231
   500,000                Pool TBA, 5.00%, 12/1/2034                            480,625
   500,000                Pool TBA, 5.50%, 12/1/2035                            492,190
                          TOTAL                                                 9,603,271
                          (2) Government National Mortgage Association 15
                          Year--0.2%
   82,804                 Pool 420153, 7.00%, 9/15/2010                         86,176
                          (2) Government National Mortgage Association 30
                          Year--5.1%
   14,599                 Pool 147875, 10.00%, 3/15/2016                        15,947
   26,717                 Pool 168511, 8.00%, 7/15/2016                         28,369
   2,319                  Pool 174673, 8.00%, 8/15/2016                         2,458
   8,875                  Pool 177145, 8.00%, 1/15/2017                         9,443
   317                    Pool 188080, 8.00%, 9/15/2018                         338
   4,434                  Pool 212660, 8.00%, 4/15/2017                         4,699
   22,417                 Pool 216950, 8.00%, 6/15/2017                         23,888
   3,851                  Pool 217533, 8.00%, 5/15/2017                         4,066
   3,155                  Pool 227430, 9.00%, 8/15/2019                         3,434
   2,474                  Pool 253449, 10.00%, 10/15/2018                       2,719
   6,868                  Pool 279619, 10.00%, 9/15/2019                        7,577
   5,891                  Pool 287853, 9.00%, 4/15/2020                         6,421
   3,592                  Pool 288967, 9.00%, 4/15/2020                         3,918
   1,793                  Pool 289082, 9.00%, 4/15/2020                         1,887
   7,698                  Pool 291100, 9.00%, 5/15/2020                         8,390
   21,935                 Pool 302101, 7.00%, 6/15/2024                         23,106
   35,103                 Pool 345031, 7.00%, 10/15/2023                        36,977
   39,393                 Pool 345090, 7.00%, 11/15/2023                        41,509
   25,338                 Pool 360772, 7.00%, 2/15/2024                         26,691
   12,308                 Pool 404653, 7.00%, 9/15/2025                         12,957
   35,380                 Pool 408884, 7.00%, 9/15/2025                         37,257
   25,964                 Pool 410108, 7.00%, 9/15/2025                         27,334
   16,427                 Pool 410786, 7.00%, 9/15/2025                         17,294
   93,968                 Pool 415427, 7.50%, 8/15/2025                         99,424
   22,346                 Pool 415865, 7.00%, 9/15/2025                         23,524
   85,359                 Pool 418781, 7.00%, 9/15/2025                         89,888
   60,756                 Pool 420157, 7.00%, 10/15/2025                        64,018
   206,881                Pool 532641, 7.00%, 12/15/2030                        217,340
   1,546,969              Pool 615486, 5.50%, 7/15/2034                         1,541,461
   274,069                Pool 780717, 7.00%, 2/15/2028                         289,041
                          TOTAL                                                 2,671,375
                          Total Mortgage Backed Securities
                          (IDENTIFIED COST $20,630,764)                         20,312,774
                              U.S. Treasury--15.1%
                            U.S. Treasury Bonds--9.2%
   1,500,000              8.50%, 2/15/2020                                      2,073,045
   2,000,000              8.875%, 8/15/2017                                     2,748,440
                          TOTAL                                                 4,821,485
                            U.S. Treasury Notes--5.9%
   1,500,000              4.125%, 8/15/2008                                     1,490,385
   1,650,000              4.25%, 11/15/2013                                     1,621,125
                          TOTAL                                                 3,111,510
                          Total U.S. Treasury
                          (IDENTIFIED COST $8,115,094)                          7,932,995
                            government agencies--9.2%
                          (1)Federal National Mortgage Association -9.2%
   1,030,000              3.935%, 12/13/2005                                    1,028,842
   2,800,000              3.960%, 12/15/2005                                    2,796,250
   1,000,000              Discount Bond, 3.900%, 12/1/2005                      1,000,000
                          Total government agencies (AT AMORTIZED COST)         4,825,092
                          Mutual Fund--1.1%
               569,000 Fidelity Institutional Cash Treasury Money
                          Market Fund
                          (at net asset value)                                  569,000
                          Total Investments --- 108.4%
                          (IDENTIFIED COST $57,915,644)(3)                      57,033,818
                          OTHER ASSETs AND LIABILITIES --- NET --- (8.4)%       (4,394,315)
                          Total NET ASSETS --- 100%                          $  52,639,503

(1) These issues show the rate of discount at the time of purchase. (2) Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.
(3) At November 30, 2005, the cost of investments for federal tax purposes amounts to $57,983,727. The net unrealized depreciation of investments for federal tax purposes was $949,909. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $182,526 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,132,435.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

The following acronym is used throughout this portfolio:
   TBA     --To Be Announced


Investment Valuation
The Fund generally values fixed income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.
Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

















Hibernia U.S. Government Income Fund
Portfolio of Investments
November 30, 2005 (unaudited)

   Principal
   Amount                                                                            Value
                          Mortgage Backed Securities--96.6%
                          (1) Federal Home Loan Mortgage Corporation 15
                          Year - 3.9%
$  2,764,319              4.500%, 4/1/2014                                   $       2,686,752
                          (1) Federal Home Loan Mortgage Corporation 30
                          Year--5.2%
   2,710,345              5.500%, 1/1/2035                                           2,671,885
   58,818                 6.000%, 11/1/2006                                          59,140
   683,523                6.000%, 7/1/2034                                           688,650
   89,731                 8.750%, 2/1/2017                                           96,248
   3,662                  9.000%, 6/1/2016                                           3,944
   105                    9.000%, 9/1/2016                                           113
   554                    9.000%, 10/1/2016                                          597
   5,333                  9.000%, 1/1/2017                                           5,745
   30,346                 10.000%, 5/1/2014                                          32,843
   12,995                 10.000%, 6/1/2018                                          14,178
                          Total                                                      3,573,343
                          (1) Federal National Mortgage Association 15
                                  Year -- 21.1%
   1,982,641              4.000%, 10/1/2020                                          1,880,535
   36,121                 4.500%, 6/1/2020                                           34,915
   499,059                4.500%, 6/1/2020                                           482,401
   295,310                4.500%, 6/1/2020                                           285,452
   1,111,958              4.500%, 7/1/2020                                           1,074,840
   587,580                4.500%, 7/1/2020                                           567,967
   410,126                4.500%, 7/1/2020                                           396,436
   122,351                5.000%, 6/1/2018                                           120,714
   692,664                5.000%, 12/1/2018                                          682,752
   94,397                 5.000%, 1/1/2019                                           93,016
   746,826                5.000%, 4/1/2019                                           735,900
   131,467                5.000%, 7/1/2019                                           129,544
   106,161                5.000%, 11/1/2019                                          104,608
   132,763                5.000%, 4/1/2020                                           130,821
   78,305                 5.000%, 5/1/2020                                           77,135
   697,895                5.000%, 5/1/2020                                           687,468
   1,915,084              5.000%, 6/1/2020                                           1,886,472
   996,378                5.000%, 11/1/2020                                          981,492
   189,852                5.500%, 10/1/2016                                          191,014
   172,700                5.500%, 2/1/2017                                           173,757
   222,205                5.500%, 10/1/2017                                          223,427
   1,433,541              5.500%, 10/1/2017                                          1,441,425
   122,207                5.500%, 12/1/2017                                          122,879
   144,497                5.500%, 3/1/2018                                           145,291
   265,235                5.500%, 5/1/2018                                           266,694
   178,177                5.500%, 1/1/2019                                           179,157
   263,120                5.500%, 9/1/2019                                           264,320
   1,000,000              6.000%, 9/1/2020                                           1,021,660
   41,064                 7.000%, 8/1/2012                                           42,679
                          Total                                                      14,424,771
                          (1) Federal National Mortgage Association 20
                          Year -1.2%
   795,355                6.000%, 4/1/2023                                           804,303
                          (1) Federal National Mortgage Association 30
                          Year--54.8%
   1,491,424              4.500%, 9/1/2035                                           1,393,169
   139,144                5.000%, 4/1/2009                                           139,152
   784,077                5.000%, 3/1/2034                                           754,721
   1,153,563              5.000%, 5/1/2035                                           1,109,289
   1,158,939              5.000%, 6/1/2035                                           1,114,459
   113,139                5.000%, 6/1/2035                                           108,797
   5,454,215              5.000%, 7/1/2035                                           5,244,882
   866,813                5.000%, 7/1/2035                                           833,545
   818,171                5.000%, 7/1/2035                                           786,770
   2,484,600              5.000%, 8/1/2035                                           2,389,242
   2,586,861              5.500%, 6/1/2033                                           2,548,550
   4,801,999              5.500%, 6/1/2033                                           4,733,858
   1,176,595              5.500%, 10/1/2034                                          1,158,793
   1,427,250              5.500%, 12/1/2034                                          1,405,656
   1,346,281              5.500%, 2/1/2035                                           1,325,911
   1,329,578              5.500%, 5/1/2035                                           1,309,461
   755,484                5.500%, 6/1/2035                                           744,054
   952,656                5.500%, 6/1/2035                                           938,242
   1,796,963              6.000%, 12/1/2033                                          1,808,751
   1,406,076              6.000%, 8/1/2034                                           1,414,864
   2,241,915              6.000%, 4/1/2035                                           2,255,927
   60,346                 6.500%, 1/1/2008                                           61,252
   1,950,275              6.500%, 3/1/2034                                           1,998,544
   1,000,000              6.500%, 2/1/2035                                           1,024,750
   500,000                6.500%, 3/1/2035                                           512,375
   127,535                7.000%, 12/1/2031                                          133,147
   176,412                7.500%, 7/1/2031                                           185,552
   16,315                 9.500%, 8/1/2020                                           17,852
                          Total                                                      37,451,565
                          (1) Government National Mortgage Association 15
                          Year--1.6%
   452,973                6.000%, 3/20/2017                                          465,389
   48,243                 6.500%, 2/15/2017                                          49,966
   523,354                7.000%, 12/15/2008                                         539,133
   5,394                  7.000%, 11/15/2009                                         5,589
   37,233                 7.000%, 9/15/2010                                          38,749
                          Total                                                      1,098,826
                          (1) Government National Mortgage Association 30
                          Year--8.8%
   932,573                5.000%, 7/15/2035                                          913,633
   376,759                5.000%, 7/15/2035                                          369,107
   175,740                5.000%, 7/15/2035                                          171,840
   1,546,969              5.500%, 7/15/2034                                          1,541,462
   347,631                6.000%, 5/15/2033                                          353,235
   44,281                 6.000%, 8/15/2034                                          44,953
   726,689                6.000%, 8/15/2034                                          737,728
   143,507                6.000%, 2/15/2035                                          145,687
   113,423                6.500%, 4/15/2029                                          118,087
   243,433                7.000%, 9/15/2023                                          256,503
   212,988                7.000%, 6/20/2030                                          223,224
   103,815                7.000%, 2/15/2032                                          109,032
   120,901                7.000%, 3/15/2032                                          126,976
   52,304                 7.500%, 10/15/2022                                         55,406
   59,039                 7.500%, 3/15/2026                                          62,486
   94,389                 7.500%, 9/15/2026                                          99,870
   48,530                 7.500%, 11/20/2029                                         51,166
   62,122                 7.500%, 12/20/2029                                         65,496
   44,995                 7.500%, 12/20/2030                                         47,439
   75,773                 8.000%, 1/15/2022                                          81,122
   74,865                 8.000%, 4/15/2022                                          80,126
   62,906                 8.000%, 8/15/2022                                          67,327
   58,905                 8.000%, 10/15/2029                                         62,916
   32,375                 8.000%, 1/20/2030                                          34,499
   35,960                 8.000%, 2/20/2030                                          38,318
   46,487                 8.000%, 3/20/2030                                          49,536
   13,848                 8.500%, 2/20/2025                                          14,864
   23,287                 9.000%, 2/15/2020                                          25,354
   19,042                 9.500%, 6/15/2020                                          20,949
                          Total                                                      5,968,341
                          Total Mortgage Backed Securities (identified
                          cost $67,619,172)                                          66,007,901
                          (2)government agencies--3.3%
                          Federal Home Loan Mortgage Corporation Discount
                          Note--1.4%
   1,000,000              3.950%, 12/13/2005                                         998,683
                          Federal National Mortgage Association Discount
                          Note--1.9%
   1,300,000              3.900%, 12/1/2005                                          1,299,859
                          Total Government Agencies (at amortized cost)              2,298,542
                          Total Investments -99.9%
                          (identified cost $69,917,714) )(3)                         68,306,443
                          other assets and liabilities - net -0.1%                   41,869
                          total net assets -100%                             $       68,348,312

(1) Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.
(2)    These issues show the rate of discount at the time of purchase. (3) At
       November 30, 2005, the cost of investments for federal tax purposes was $69,917,714. The net unrealized depreciation of investments for federal tax purposes was $1,611,271. This consists of net unrealized appreciation from investments for those securitities having an excess of value over cost of $85,138 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,696,409.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

Investment Valuation
The Fund generally values fixed income and short term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-ended regulated investment companies are valued at net asset value.
Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.



















Hibernia U.S. Treasury Money Market Fund
Portfolio of Investments
November 30, 2005 (unaudited)

   Principal
   Amount
   or Shares                                                                     Value
                            (1) U.S. Treasury--86.0%
                        U.S. Treasury Bills--86.0%
$  25,000,000           3.200% - 3.406%, 12/7/2005 - 12/8/2005             $     24,984,237
   50,000,000           3.285% - 3.910%, 12/15/2005                              49,928,435
   20,000,000           3.365% - 3.430%, 12/1/2005                               20,000,000
   10,000,000           3.410%, 1/12/2006                                        9,960,217
   8,000,000            3.440% - 3.530%, 1/5/2006                                7,972,807
   45,000,000           3.490% - 3.850%, 12/22/2005                              44,903,050
   10,000,000           3.500%, 1/19/2006                                        9,952,361
   10,000,000           3.535%, 12/29/2005                                       9,972,505
                        Total U.S. Treasury                                      177,673,612
                                Mutual Fund--1.9%
   3,939,000            Fidelity Institutional Cash Treasury Money
                        Market Fund                                              3,939,000
                           Repurchase Agreement--12.3%
$  25,422,000           Interest in $25,422,000 repurchase agreement
                        3.82%, dated 11/30/2005, under which Morgan
                        Stanley & Co., will repurchase a U.S. Treasury
                        security with a maturity of 8/15/2017 for
                        $25,424,698 on 12/1/2005.  The market value of
                        the underlying security at the end of the
                        period was $25,931,543.                                  25,422,000
                            Total Investments--100.2%
                        (AT AMORTIZED COST)(2)                                   207,034,612
                        Other assets and liabilities--net--(0.2)%                  (429,856)
                        Total Net assets--100%                              $     206,604,756

(1) These issues show the rate of discount at the time of purchase. (2) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005. Investment Valuation The Fund uses the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Hibernia Funds

By          /S/ Richard N. Paddock, Principal Financial Officer
                            (insert name and title)

Date        January 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ Charles L. Davis, Jr., Principal Executive Officer
            ----------------------------------------------


Date        January 24, 2006


By          /S/ Richard N. Paddock, Principal Financial Officer


Date        January 24, 2006